Non-current assets held for sale (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Assets held for sale		R$ 20,843
Liabilities held for sale		11,487
Extra Hiper Stores Held For Sale [Member]
IfrsStatementLineItems [Line Items]
Liabilities held for sale
Grupo Exito Held For Sale [Member]
IfrsStatementLineItems [Line Items]
Liabilities held for sale		11,260
Others [member]
IfrsStatementLineItems [Line Items]
Liabilities held for sale		227
Properties Lands Held For Sale [Member]
IfrsStatementLineItems [Line Items]
Assets held for sale		34
Extra Hiper Stores Held For Sale [Member]
IfrsStatementLineItems [Line Items]
Assets held for sale
Grupo Exito Held For Sale [Member]
IfrsStatementLineItems [Line Items]
Assets held for sale		R$ 20,809